ARTISAN FUNDS, INC.
                        SUPPLEMENT DATED JANUARY 5, 2004
           TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Investor Shares)
                            DATED SEPTEMBER 26, 2003


                           ------------------------

                      ARTISAN INTERNATIONAL SMALL CAP FUND

Effective January 5, 2004, the Fund is managed by Mark L. Yockey, CFA, Lead Portfolio Manager, and Associate Portfolio Managers Michael D. Carruthers and Charles H. Hamker. Stanley T. Shpetner is no longer an Associate Portfolio Manager.

                              SIGNATURE GUARANTEES

To protect you and the Funds from fraud, certain redemption requests and account changes must be submitted in writing and include a signature guarantee. Effective January 5, 2004, all signature guarantees must use a STAMP2000 Medallion imprint appropriate for the nature and size of the transaction. A form or transaction request received with an imprint other than an appropriate STAMP2000 Medallion imprint will be rejected.

             WHO IS ELIGIBLE TO INVEST IN A CLOSED ARTISAN FUND?

You may open a new account in a closed Fund if you are a client of a financial advisor or a financial planner who had at least $500,000 of client assets invested with the Fund or at least $1,000,000 of client assets invested with Artisan Funds as of the date on which the Fund closed, or at the time of your application. This eligibility standard replaces the first bullet point on page 33 of the Artisan Funds' prospectus under the caption "Who is Eligible to Invest in a Closed Artisan Fund?"

In order to further limit the growth of assets of Artisan International Small Cap Fund and Artisan Small Cap Value Fund, those Funds will not accept most new accounts for employee benefit plans (including 401(k) and other types of defined contribution plans) that expect to have increasing assets over time. The preceding sentence replaces the sentence in the second to the last paragraph on page 33 of the Artisan Funds' prospectus under the caption "Who is Eligible to Invest in a Closed Artisan Fund?"

Case label #: 529528                                              1/5/04 - A3184

                               ARTISAN FUNDS, INC.
              SUPPLEMENT DATED JANUARY 5, 2004 TO THE PROSPECTUS OF
   ARTISAN INTERNATIONAL FUND AND ARTISAN MID CAP FUND (Institutional Shares)
                            DATED SEPTEMBER 26, 2003


                           ------------------------

                              SIGNATURE GUARANTEES

To protect you and the Funds from fraud, certain redemption requests and account changes must be submitted in writing and include a signature guarantee. Effective January 5, 2004, all signature guarantees must use a STAMP2000 Medallion imprint appropriate for the nature and size of the transaction. A form or transaction request received with an imprint other than an appropriate STAMP2000 Medallion imprint will be rejected.

Case label #: 529534                                             1/5/04 - A3184i